AOMT II, LLC ABS 15-G

Exhibit 99.3

Exception Grades

Run Date - XXX XXX

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	2026020102	XXX		XXX	XXX	XXX	Credit	Income / Employment	Income Documentation	Missing Document	XXX Documents are missing.	Address: XXX, XXX, XXX Verification	The file was missing a copy of Insurance Document of property XXX:				Reviewer Comment (XXX): Provided XXX for XXX Buyer Comment (XXX): See attached XXX Reviewer Comment (XXX): The insurance payment for the investment property #XXX is used under DTI calculation. We have received the invoice; however, we require the XXX. Exception remains. Buyer Comment (XXX): lender docs uploaded Reviewer Comment (XXX): Received invoice. Please provide the complete XXX for the property #XXX. Exception remains. Buyer Comment (XXX): docs uploaded	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2026020106	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	Check Loan Designation Match - XXX	Ability to Repay (XXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of XXX Fail.	Missing third party verification of business dated within XXX business days prior to Note date, missing borrower's percentage of business ownership.				Reviewer Comment (XXX): Documentation provided; exception cleared. Reviewer Comment (XXX): There is one CPA letter in the file dated more than XXX days prior to Note date, exception remains. Buyer Comment (XXX): There are XXX CPA letters provided. XXX pre closing but not within XXX days of note. And one post close, prior to delivery. This should be sufficient. Please review. Reviewer Comment (XXX): Missing third party verification of business dated within XXX business days prior to Note date, missing borrower's percentage of business ownership. Buyer Comment (XXX): see attached narrative	XXX XXX			1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	XXX	XXX	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
XXX	2026020106	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (XXX): Unable to verify current employment status using reasonably reliable third-party records. (XXX,XXX/Bank Statements)	Missing Third Party Verification/CPA letter for borrowers' business				Reviewer Comment (XXX): Documentation provided; exception cleared. Reviewer Comment (XXX): There is one CPA letter in the file dated more than XXX days prior to Note date, exception remains. Buyer Comment (XXX): There are XXX CPA letters provided. XXX pre closing but not within XXX days of note. And one post close, prior to delivery. This should be sufficient. Please review. Reviewer Comment (XXX): Missing third party verification of business dated within XXX business days prior to Note date, missing borrower's percentage of business ownership. Buyer Comment (XXX): see attached licensing	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020106	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (XXX): General Ability-to-Repay requirements not satisfied.	Missing business narrative.				Reviewer Comment (XXX): Documentation provided; exception cleared.	XXX XXX			1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020106	XXX	XXX	XXX	XXX	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXX Borrower's Percentage of Business ownership, Third Party Verification	Missing third party verification of business dated within XXX business days prior to Note date, missing borrower's percentage of business ownership.	Reviewer Comment (XXX): Documentation provided; exception cleared.

Reviewer Comment (XXX): CPA letter has been considered which is dated XXX. However, a Third-Party Verification of the business, dated within XXX business days prior to the Note date, is still required. Exception remains.

Buyer Comment (XXX): There are XXX CPA letters provided. XXX pre closing but not within XXX days of note. And one post close, prior to delivery. This should be sufficient. Please review.

Reviewer Comment (XXX): CPA letter has been received. However, a Third-Party Verification of the business, dated within XXX business days prior to the Note date, is still required. Exception remains

Buyer Comment (XXX): See percentage of ownership documentation
																		XXX XXX			1		A		A		A		A		A	XXX	XXX	XXX	XXX		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020126	XXX	XXX	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Missing XXX month history of Primary residence. Lease agreement and complete payment history was not provided. Missing evidence of rent payment for XXX.	Reviewer Comment (XXX): Received Bank Statements and XXX to verify XXX months rental history for Primary property. Exception Cleared.

Buyer Comment (XXX): see attached statements and XXX

Reviewer Comment (XXX): As per the guidelines, a XXX-month housing history is required for the primary residence. The provided bank statements do not reflect a continuous XXX-month history; additionally, evidence of rent payment for XXX is missing. Please provide proof of rent payment for XXX along with the Verification of Rent (VOR) or a copy of the lease agreement. Exception remains.

Buyer Comment (XXX): See docs provided
																		XXX XXX			1	C	A	C	A	C	A	C	A	D	A	XXX	XXX	XXX	XXX		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2026020433	XXX	XXX	XXX	XXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	XXX Defect	(XXX High Cost Disclosure) XXX High-Cost Mortgage Loan (XXX Disclosure Not Provided)	Truth in XXX (XXX): XXX disclosure was not provided to the Borrower	XXX and XXX XXX of XXX, which is less than ratios. Discount points not excludable. Points and fees exceed XXX%.	Reviewer Comment (XXX): Exception cleared

Buyer Comment (XXX): The attestation refers to the XXX by XXX, which would be the XXX XXX Report

Buyer Comment (XXX): Attestation Uploaded

Reviewer Comment (XXX): We have XXX different XXX reports (this time both completed post-closing) with XXX different values for undiscounted rate and price. We would need an attestation from the lender to outline what the Undiscounted Rate and Undiscounted Rate Price were for this file.

Buyer Comment (XXX): Client does not agree that this is a high cost loan. Providing XXX and Rate document.

Reviewer Comment (XXX): XXX = Undiscounted Rate .
XXX Undiscounted Rate Price.
Doc id is XXX.

Undiscounted Rate – Note rate.
XXX% – XXX% = .XXX.
Rate difference / Actual Discount points charged.
..XXX / XXX = .XXX%.
..XXX% do not meet the client’s deal settings of XXX to be considered XXX.

Reviewer Comment (XXX): XXX and XXX of XXX, which is less than ratios. Discount points not excludable. Points and fees exceed XXX%. An external document confirming how XXX reviews points and fees has been uploaded as of XXX into this loan for reference.

Buyer Comment (XXX): I consulted with our internal compliance manager who has provided the following in response to this exception: Not required as the loan is not high cost. XXX points not applied to testing based on exception. We have XXX in the XXX rate captured per the client XXX which brings the High Cost below the XXX% threshold for the NonQM product.
																		XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020433	XXX	XXX	XXX	XXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	XXX Defect	(XXX High Cost Provision) XXX High-Cost Mortgage Loan (Financed Points and Fees)	Truth in XXX (XXX): Mortgage loan financed Points and Fees.	XXX and XXX XXX of XXX, which is less than ratios. Discount points not excludable. Points and fees exceed XXX%.	Reviewer Comment (XXX): Exception cleared

Buyer Comment (XXX): The attestation refers to the XXX  by XXX, which would be the XXX XXX Report

Buyer Comment (XXX): Attestation Uploaded

Reviewer Comment (XXX): We have XXX different XXX reports (this time both completed post-closing) with XXX different values for undiscounted rate and price. We would need an attestation from the lender to outline what the Undiscounted Rate and Undiscounted Rate Price were for this file.

Buyer Comment (XXX): Please see exception XXX.

Reviewer Comment (XXX): UDR = Undiscounted Rate .
UDRP Undiscounted Rate Price.
Doc id is XXX.

Undiscounted Rate – Note rate.
XXX% – XXX% = .XXX.
Rate difference / Actual Discount points charged.
..XXX / XXX = .XXX%.
..XXX% do not meet the client’s deal settings of XXX to be considered XXX.

Reviewer Comment (XXX): XXX of XXX, which is less than ratios. Discount points not excludable. Points and fees exceed XXX%. An external document confirming how XXX reviews points and fees has been uploaded as of XXX into this loan for reference.

Buyer Comment (XXX): I consulted with our internal compliance manager who has provided the following in response to this exception: Not required as the loan is not high cost. XXX points not applied to testing based on exception. We have XXX in the XXX rate captured per the client XXX which brings the High Cost below the XXX% threshold for the NonQM product.
																		XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020433	XXX	XXX	XXX	XXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	XXX Defect	(XXX High Cost Provision) XXX High-Cost Mortgage Loan (Late Charge)	Truth in XXX (XXX): Mortgage loan contains a late charge that exceeds the greater of XXX% of the amount past due or grace period of less than XXX days.	XXX and XXX XXX of XXX, which is less than ratios. Discount points not excludable. Points and fees exceed XXX%.	Reviewer Comment (XXX): Exception cleared

Buyer Comment (XXX): The attestation refers to the XXX ran by XXX, which would be the XXX XXX Report

Buyer Comment (XXX): Attestation Uploaded

Reviewer Comment (XXX): We have XXX different XXX reports (this time both completed post-closing) with XXX different values for undiscounted rate and price. We would need an attestation from the lender to outline what the Undiscounted Rate and Undiscounted Rate Price were for this file.

Buyer Comment (XXX): Please see exception XXX.

Reviewer Comment (XXX): XXX = Undiscounted Rate .
XXX Undiscounted Rate Price.
Doc id is XXX.

Undiscounted Rate – Note rate.
XXX% – XXX% = .XXX.
Rate difference / Actual Discount points charged.
..XXX / XXX = .XXX%.
..XXX% do not meet the client’s deal settings of XXX to be considered XXX.

Reviewer Comment (XXX): XXX and XXX of XXX, which is less than ratios. Discount points not excludable. Points and fees exceed XXX%. An external document confirming how XXX reviews points and fees has been uploaded as of XXX into this loan for reference.

Buyer Comment (XXX): I consulted with our internal compliance manager who has provided the following in response to this exception: Not required as the loan is not high cost. XXX  points not applied to testing based on exception. We have XXX in the XXX rate captured per the client XXX which brings the High Cost below the XXX% threshold for the NonQM product.
																		XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020433	XXX	XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX Defect	(XXX High Cost) XXX High-Cost Mortgage Loan (Points and Fees)	Truth in XXX (High-Cost Mortgage): Points and Fees on subject loan of XXX% is in excess of the allowable maximum of XXX% of the XXX Total Loan Amount. Points and Fees of $XXX on a XXX Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .XXX%). Non-Compliant High Cost Loan.	XXX and XXX XXX of XXX, which is less than ratios. Discount points not excludable. Points and fees exceed XXX%.	Reviewer Comment (XXX): Exception cleared

Buyer Comment (XXX): The attestation refers to the XXX ran by XXX, which would be the XXX XXX Report

Buyer Comment (XXX): Attestation Uploaded

Reviewer Comment (XXX): We have XXX different XXX reports (this time both completed post-closing) with XXX different values for undiscounted rate and price. We would need an attestation from the lender to outline what the Undiscounted Rate and Undiscounted Rate Price were for this file.

Buyer Comment (XXX): Please see exception XXX.

Reviewer Comment (XXX): UDR = Undiscounted Rate .
XXX Undiscounted Rate Price.
Doc id is XXX.

Undiscounted Rate – Note rate.
XXX% – XXX% = .XXX.
Rate difference / Actual Discount points charged.
..XXX / XXX = .XXX%.
..XXX% do not meet the client’s deal settings of XXX to be considered XXX.

Reviewer Comment (XXX): XXX and XXX yield bps of XXX, which is less than ratios. Discount points not excludable. Points and fees exceed XXX%. An external document confirming how Situs reviews points and fees has been uploaded as of XXX into this loan for reference.

Buyer Comment (XXX): I consulted with our internal compliance manager who had the following response to this exception: Loan Charges bullet point XXX. Informs consumer of maximum loan charges, per (a)"any such loan charge will be reduced by the amount necessary to reduce the charge to the permitted limit"
																		XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020433	XXX	XXX	XXX	XXX	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	XXX Defect	(XXX High Cost Provision) XXX High-Cost Mortgage Loan (Counseling Requirement)	Truth in XXX (XXX): Borrower did not receive pre-loan counseling.	XXX and XXX XXX of XXX, which is less than ratios. Discount points not excludable. Points and fees exceed XXX%.	Reviewer Comment (XXX): Exception cleared

Buyer Comment (XXX): The attestation refers to the XXX  by XXX, which would be the XXX XXX Report

Buyer Comment (XXX): Attestation Uploaded

Reviewer Comment (XXX): We have XXX different XXX reports (this time both completed post-closing) with XXX different values for undiscounted rate and price. We would need an attestation from the lender to outline what the Undiscounted Rate and Undiscounted Rate Price were for this file.

Buyer Comment (XXX): Please see exception XXX.

Reviewer Comment (XXX): UDR = Undiscounted Rate .
UDRP Undiscounted Rate Price.
Doc id is XXX.

Undiscounted Rate – Note rate.
XXX% – XXX% = .XXX.
Rate difference / Actual Discount points charged.
..XXX / XXX = .XXX%.
..XXX% do not meet the client’s deal settings of XXX to be considered XXX.

Reviewer Comment (XXX): UDR and UDRP yield bps of XXX, which is less than ratios. Discount points not excludable. Points and fees exceed XXX%. An external document confirming how Situs reviews points and fees has been uploaded as of XXX into this loan for reference.

Buyer Comment (XXX): I consulted with our internal compliance manager who has provided the following in response to this exception: Not required as the loan is not high cost. XXX points not applied to testing based on exception. We have XXX in the XXX rate captured per the client XXX which brings the High Cost below the XXX% threshold for the NonQM product.
																		XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020433	XXX		XXX	XXX	XXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX	Missing Fraud report.				Reviewer Comment (XXX): Fraud report provided Buyer Comment (XXX): Providing Fraud Report.	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020434	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	XXX Revised Loan Estimate Timing Before Closing	XXX Integrated Disclosure: Revised Loan Estimate provided on XXX not received by borrower at least XXX (XXX) business days prior to closing. (XXX)	Loan Estimate provided on XXX not received by borrower at least XXX business days prior to closing.				Reviewer Comment (XXX): SitusAMC received attestation to removed Doc ID XXX not provided to borrower along with the disclosures summary. Buyer Comment (XXX): Please see exception XXX.	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020434	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	XXX Tolerance Violation Without Sufficient Cure Provided	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for XXX - Tax Certificate Fee. Fee Amount of $XXX exceeds tolerance of $XXX. $XXX over legal limit. Insufficient or no cure was provided to the borrower. (XXX)	XXX - Tax Certificate Fee was last disclosed as $XXX on XXX but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid XXX for this fee, nor evidence of cure in file.				Reviewer Comment (XXX): Upon further review consumer within XXX% tolerance requirements. Buyer Comment (XXX): Title fees are in Section XXX (Services Borrower Did Shop For). The XXX used is not the same one as suggested on the Written List of Service Providers. These fees should fall under the XXX% tolerance - in which case there is no issue as the total of Section C did not increase more than XXX% from the Loan Estimate (this can be said for either of the Loan Estimates that are in file).	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020434	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	XXX Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	XXX Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (XXX)	Loan Estimate dated XXX is provided after the date the Closing Disclosure of XXX.				Reviewer Comment (XXX): XXX received attestation to removed Doc ID XXX not provided to borrower along with the disclosures summary. Buyer Comment (XXX): Providing attestation.	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020434	XXX		XXX	XXX	XXX	Credit	Income / Employment	Income Documentation	Missing Document	XXX Documents are missing.	Address: XXX Verification	XXX Verification document is missing in file				Reviewer Comment (XXX): HOA verification provided Buyer Comment (XXX): Providing attestation.	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020434	XXX		XXX	XXX	XXX	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX					Reviewer Comment (XXX): provided Buyer Comment (XXX): Providing Fraud.	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020434	XXX		XXX	XXX	XXX	Credit	Income / Employment	Income Documentation	Missing Document	XXX Documents are missing.	Address: XXX, XXX, XXX HOA Verification, Insurance Verification, Tax Verification	Tax, insurance, and XXX Verification document is missing in file				Reviewer Comment (XXX): HOA verification, Tax certificate and XXX provided Buyer Comment (XXX): Providing XXX, XXX, XXX.	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020435	XXX		XXX	XXX	XXX	Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	Date Issued: XXX Issue Date: XXX; Received Date: XXX; Signed Date: XXX	Closing Disclosure issued date XXX and borrower's signature date is XXX.				Reviewer Comment (XXX): Final CD provided Buyer Comment (XXX): Providing Final CD and explanation for dates.	XXX XXX			1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	XXX	XXX		C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020435	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX	XXX Appraisal - Copy of Appraisal Not Provided XXX Business Days Prior to Consummation	XXX Valuations Rule (XXX): Creditor did not provide a copy of each valuation to applicant XXX (XXX) business days prior to consummation. (Type:XXX)	Appraisal report dated XXX missing evidence of receipt.				Reviewer Comment (XXX): Appraisal delivery provided, exception cleared. Buyer Comment (XXX): Providing appraisal delivery.	XXX XXX			1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	XXX	XXX		C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020435	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	XXX Tolerance Violation Without Sufficient Cure Provided	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. $XXX over legal limit. Insufficient or no cure was provided to the borrower. (XXX)	Loan Discount Points Fee disclosed as $XXX on Loan Estimate dated XXX but disclosed as $XXX on Final Closing Disclosure. Insufficient or no XXX was provided to the borrower.				Reviewer Comment (XXX): XXX received XXX dated XXX. Buyer Comment (XXX): Providing XXX.	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020435	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - XXX Used on Non Same Lender Refinance	XXX: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The XXX form was used, the - form should have been used.	Notice of Right to Cancel form XXX is provided instead of form XXX.				Reviewer Comment (XXX): Updated XXX form provided Buyer Comment (XXX): Uploaded LOE for XXX. Buyer Comment (XXX): Uploaded XXX	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	XXX - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020435	XXX		XXX	XXX	XXX	Credit	Title	General	Title	XXX Coverage is less than Original Loan Amount.	The XXX Amount of $XXX is less than the note amount of $XXX based on the Commitment in file.	XXX Commitment in file disclosed $XXX of title insurance coverage; however, this is less than the loan amount of $XXX.				Reviewer Comment (XXX): Title Commitment with sufficient coverage provided Buyer Comment (XXX): Providing title.	XXX XXX			1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	XXX	XXX		C	A	B	A	C	A	A	A	Non QM	Non QM	No
XXX	2026020437	XXX		XXX	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Approval is missing in file. Provided 1008 is reflecting incorrect loan amount $XXX instead of $XXX.				Reviewer Comment (XXX): Approval received Buyer Comment (XXX): Providing approval & 1008.	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	2026020437	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID	XXX Tolerance Violation With Sufficient Cure Provided At Closing	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)					Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	2026020437	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID	XXX Tolerance Violation With Sufficient Cure Provided At Closing	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)					Reviewer Comment (XXX): Sufficient Cure Provided At Closing		XXX XXX		1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
XXX	2026020438	XXX	XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Rent loss insurance was unspecified on the policy. Guidelines require a minimum of XXX months rent loss insurance.	Reviewer Comment (XXX): Rent loss insurance provided

Buyer Comment (XXX): See attached XXX and reference page XXX XXX fair rental loss coverage.

Reviewer Comment (XXX): Guidelines require Rent Loss Insurance coverage of XXX months. The policy document in file does not explicitly specify the number of months covered. Fair Rental Loss is shown on the document as 'included' only but does not state to what extent. Policy document needs to show at least XXX months coverage.

Buyer Comment (XXX): The program guide says, "Rent loss insurance with a minimum of XXX (XXX) months for the subject property is required." That is our only requirement in regard to rent loss insurance. The policy is a XXX-month term, which exceeds the requirement of XXX months. The requirement does not say anything about validating a specific amount.

Reviewer Comment (XXX): The policy document in file does not specify number of months coverage or amount. The policy reflects Fair Rental Loss 'included'. Exception remains.

Buyer Comment (XXX): I consulted with our senior NonQM Underwriter: The guide doesn't require a minimum amount; it only says that at least XXX months of coverage is required. The policy term is XXX months, therefore, the guideline has been exceeded. Please either cancel this exception or provide the applicable guideline that says you have to confirm the amount of coverage.
																		XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A			A	A		N/A	No
XXX	2026020443	XXX		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX	XXX Appraisal - Copy of Appraisal Not Provided XXX Business Days Prior to Consummation	XXX Valuations Rule (XXX): Creditor did not provide a copy of each valuation to applicant XXX (XXX) business days prior to consummation. (Type:Primary/XXX)	Appraisal report dated XXX missing evidence of receipt.				Reviewer Comment (XXX): Appraisal delivery provided, exception cleared. Buyer Comment (XXX): Providing appraisal delivery.	XXX XXX			1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	XXX	XXX		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXX	2026020436	XXX		XXX	XXX	XXX	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	XXX is Preliminary or Commitment, and not a Final XXX.	XXX Evidence: Preliminary					Reviewer Comment (XXX): Final XXX provided	XXX XXX			1	A	A	A	A	A	A	A	A	A	A	XXX	XXX	XXX	XXX		D	A	C	A			D	A		N/A	No
XXX	2026020436	XXX		XXX	XXX	XXX	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: XXX	Note Date: XXX; Lien Position: XXX					Reviewer Comment (XXX): CDA provided Buyer Comment (XXX): Providing CDA.	XXX XXX			1	D	A	D	A	D	A	D	A	D	A	XXX	XXX	XXX	XXX		D	A	C	A			D	A		N/A	No
XXX	2026020436	XXX		XXX	XXX	XXX	Credit	Title	Document Error	Title	The XXX is within XXX or XXX and does not reflect a coverage amount (no final XXX in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (XXX): Final XXX provided Buyer Comment (XXX): Providing Prelim.	XXX XXX			1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	XXX	XXX		D	A	C	A			D	A		N/A	No
XXX	2026020436	XXX		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lease for the subject property is leased through a property management company. Property management agreement is missing.				Reviewer Comment (XXX): Not listed in the guides, exception cleared Buyer Comment (XXX): I have internal and external parties pushing back on this stating that it is invalid as it is not in our guidelines to require this. Can you please provide the guideline that is leading you to request this?	XXX XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		D	A	C	A			D	A		N/A	No